Debt (Tables)	12 Months Ended
Mar. 31, 2025
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments
The Company’s debt obligations are as follows:

	31 March
(Millions of US dollars)	2025	2024
Unsecured debt:
3.625% Senior notes due 2026 (€400.0 million)	$433.4	$431.0
5.000% Senior notes due 2028	400.0	400.0
Term Loan	290.6	298.1
Unamortized debt issuance costs	(4.5)	(6.5)
Total debt	1,119.5	1,122.6
Less current portion	(9.4)	(7.5)
Total Long-term debt	$1,110.1	$1,115.1

Weighted average interest rate of total debt	4.8%	5.1%

Fair value of Senior unsecured notes (Level 1)	$817.7	$811.5

Schedule of Debt Maturities
At 31 March 2025, the Company’s debt maturities for the next five fiscal years are as follows:

(Millions of US dollars)	Amount
Fiscal 2026	$9.4
Fiscal 2027	448.4
Fiscal 2028	15.0
Fiscal 2029	651.2
Fiscal 2030	—
Total	$1,124.0